Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Women's Leadership ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership ETF
Class Name	Fidelity® Women's Leadership ETF
Trading Symbol	FDWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership ETF	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, led by communication services, where our stock picks in media & entertainment helped most. Stock selection in industrials, primarily within the capital goods industry, and information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+51%). The company was among our biggest holdings. A non-benchmark stake in GE Vernova gained about 270% and was the second-largest relative contributor. The stock was one of the fund's largest holdings at period end. An overweight in Microsoft (+29%) also helped. The stock was the fund's biggest holding at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an overweight in health care, primarily within the health care equipment & services industry. Also hurting our result were security selection and an underweight in utilities and stock picks and an overweight in materials.
•Not owning Cloudflare, a benchmark component that gained 168%, was the largest individual relative detractor. A second notable relative detractor was an overweight in Apple (-5%). The stock was the fund's biggest holding this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 144%.
•Notable changes in positioning include increased exposure to the consumer staples and communication services sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through July 31, 2025. Initial investment of $10,000. Fidelity® Women's Leadership ETF $10,000 $10,253 $8,803 $9,945 $11,519 MSCI USA Women's Leadership Index $10,000 $10,293 $8,844 $9,658 $10,748 Russell 3000® Index $10,000 $10,297 $9,540 $10,746 $13,011 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Women's Leadership ETF - NAV A 10.47% 6.01% MSCI USA Women's Leadership IndexA 6.62% 3.36% Russell 3000® IndexA 15.68% 10.41% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,328,646
Holdings Count | shares	87
Advisory Fees Paid, Amount	$ 25,059
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,328,646
Number of Holdings	87
Total Advisory Fee	$25,059
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.0 Industrials 13.8 Consumer Discretionary 13.6 Financials 13.1 Health Care 11.2 Communication Services 6.9 Consumer Staples 5.9 Real Estate 2.4 Materials 1.7 Energy 1.6 Utilities 0.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 97.9 Canada 1.0 Ireland 0.7 Netherlands 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 1.0 Ireland - 0.7 Netherlands - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.2 NVIDIA Corp 7.0 Apple Inc 5.9 Amazon.com Inc 4.7 Alphabet Inc Class C 3.7 JPMorgan Chase & Co 2.2 Eli Lilly & Co 1.7 GE Vernova Inc 1.6 Walt Disney Co/The 1.5 Alnylam Pharmaceuticals Inc 1.5 37.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Factor ETF
Class Name	Fidelity® Value Factor ETF
Trading Symbol	FVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Factor ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Factor ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained 14% and contributed most to the fund's performance for the fiscal year. Financials stocks also helped (+22%). Communication services rose 27%, boosted by the media & entertainment industry (+26%), consumer discretionary gained roughly 19%, and industrials advanced roughly 14%. Other contributors included the consumer staples (+12%), utilities (+16%), materials (+3%) and real estate (+3%) sectors.
•In contrast, health care returned about -16% and detracted most. This group was hampered by the health care equipment & services industry (-46%). Energy (-9%) also hurt.
•Turning to individual stocks, the top contributor was Nvidia (+44%), from the semiconductors & semiconductor equipment industry. Microsoft (+29%), a stock in the software & services industry, contributed. Meta Platforms (+65%) and Alphabet (+12%), within the media & entertainment category, lifted the fund. Lastly, in consumer discretionary distribution & retail, Amazon.com gained roughly 26% and also lifted the fund.
•Conversely, the biggest detractor was UnitedHealth Group (-56%), from the health care equipment & services category. Within the same category, Centene (-66%) and Elevance Health (-46%) hurt. Apple, within the technology hardware & equipment category, returned -6% and detracted. Lastly, Merck (-29%), a stock in the pharmaceuticals, biotechnology & life sciences group, also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2025. Initial investment of $10,000. Fidelity® Value Factor ETF $10,000 $11,866 $13,777 $14,322 $14,769 $21,055 $20,241 $22,736 $26,698 $29,826 Fidelity U.S. Value Factor Index℠ $10,000 $11,901 $13,865 $14,454 $14,942 $21,371 $20,600 $23,204 $27,287 $30,531 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Value Factor ETF - NAV A 11.72% 15.09% 13.08% Fidelity U.S. Value Factor Index℠A 11.89% 15.36% 13.38% Russell 1000® IndexA 16.54% 15.49% 14.61% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 979,841,942
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 1,384,888
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$979,841,942
Number of Holdings	128
Total Advisory Fee	$1,384,888
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Financials 14.0 Consumer Discretionary 10.8 Communication Services 9.7 Industrials 8.8 Health Care 8.7 Consumer Staples 5.3 Energy 3.2 Materials 2.4 Utilities 2.3 Real Estate 2.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.0 Ireland 0.8 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.0 Ireland - 0.8 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.7 Microsoft Corp 7.9 Apple Inc 6.2 Amazon.com Inc 4.2 Alphabet Inc Class A 3.9 Meta Platforms Inc Class A 3.2 Berkshire Hathaway Inc Class B 2.2 Tesla Inc 1.8 Visa Inc Class A 1.6 Johnson & Johnson 1.4 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity U.S. Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Multifactor ETF
Class Name	Fidelity® U.S. Multifactor ETF
Trading Symbol	FLRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Multifactor ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Multifactor ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained about 20% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped (+31%), benefiting from the media & entertainment industry (+32%). Utilities rose 109%, financials gained 11%, lifted by the financial services industry (+18%), and industrials advanced approximately 11%. Other contributors included the consumer staples (+15%), consumer discretionary (+6%), real estate (+6%) and materials (+2%) sectors.
•Conversely, health care returned -14% and detracted most. This group was hampered by the health care equipment & services industry (-57%). Energy (-3%) also hurt.
•Turning to individual stocks, the top contributor was Nvidia (+52%), from the semiconductors & semiconductor equipment category. Within the same category, Broadcom gained 87% and boosted the fund. In software & services, Microsoft (+29%) helped. In utilities, Vistra (+171%) helped. Lastly, Meta Platforms (+64%), from the media & entertainment industry, also boosted the fund.
•In contrast, the biggest detractor was Apple (-14%), from the technology hardware & equipment group. In health care equipment & services, Centene (-66%) and Molina Healthcare (-54%) detracted. In pharmaceuticals, biotechnology & life sciences, Regeneron Pharmaceuticals returned approximately -49% and hurt the fund. Lastly, in energy, Chord Energy returned -32% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 15, 2020 through July 31, 2025. Initial investment of $10,000. Fidelity® U.S. Multifactor ETF $10,000 $12,994 $12,651 $14,015 $17,303 $19,579 Fidelity U.S. Multifactor Index℠ $10,000 $13,032 $12,726 $14,143 $17,465 $19,793 Russell 1000® Index $10,000 $13,219 $12,310 $13,904 $16,894 $19,688 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® U.S. Multifactor ETF - NAV A 13.15% 14.77% Fidelity U.S. Multifactor Index℠A 13.33% 15.03% Russell 1000® IndexA 16.54% 14.90% A From September 15, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 247,850,932
Holdings Count | shares	102
Advisory Fees Paid, Amount	$ 288,148
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$247,850,932
Number of Holdings	102
Total Advisory Fee	$288,148
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Financials 13.3 Consumer Discretionary 10.9 Communication Services 9.6 Health Care 9.0 Industrials 8.9 Consumer Staples 5.3 Energy 3.0 Utilities 2.7 Real Estate 2.3 Materials 2.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.6 Ireland 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Ireland - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Microsoft Corp 7.2 Apple Inc 5.6 Alphabet Inc Class A 3.7 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.7 Visa Inc Class A 1.9 Eli Lilly & Co 1.6 Mastercard Inc Class A 1.6 Johnson & Johnson 1.5 36.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity ETF
Class Name	Fidelity® Sustainable U.S. Equity ETF
Trading Symbol	FSST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity ETF	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary detractors from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was stock selection in utilities and communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Broadcom (+85%). This was a stake we established this period. A second notable relative detractor was our stake in ON Semiconductor (-30%). The stock was not held at period end. A non-benchmark stake in Icon returned -41% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in energy. Picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance. Also helping our relative result was security selection in materials. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+80%). The stock was not held at period end. The second-largest relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. An overweight in Netflix (+86%) also contributed. The company was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to the communication services and consumer staples sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through July 31, 2025. Initial investment of $10,000. Fidelity® Sustainable U.S. Equity ETF $10,000 $10,399 $9,670 $11,048 $13,384 MSCI USA IMI ESG Leaders Index $10,000 $10,375 $9,716 $10,983 $13,460 Russell 3000® Index $10,000 $10,297 $9,540 $10,746 $13,011 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Sustainable U.S. Equity ETF - NAV A 12.59% 10.44% MSCI USA IMI ESG Leaders IndexA 13.90% 10.90% Russell 3000® IndexA 15.68% 10.41% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 16,616,918
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 88,728
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$16,616,918
Number of Holdings	95
Total Advisory Fee	$88,728
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Industrials 13.8 Communication Services 12.7 Financials 11.2 Health Care 11.1 Consumer Discretionary 10.6 Consumer Staples 4.7 Materials 2.9 Energy 1.9 Real Estate 1.3 Utilities 0.9 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 93.7 Canada 1.7 Taiwan 1.6 Netherlands 0.9 United Kingdom 0.8 India 0.7 Brazil 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 Canada - 1.7 Taiwan - 1.6 Netherlands - 0.9 United Kingdom - 0.8 India - 0.7 Brazil - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.0 Microsoft Corp 7.0 Apple Inc 5.6 Amazon.com Inc 5.2 Meta Platforms Inc Class A 4.4 Alphabet Inc Class A 3.9 Eli Lilly & Co 2.6 JPMorgan Chase & Co 2.4 Netflix Inc 2.0 Boston Scientific Corp 1.8 43.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stocks for Inflation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Stocks for Inflation ETF
Class Name	Fidelity® Stocks for Inflation ETF
Trading Symbol	FCPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stocks for Inflation ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stocks for Inflation ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained approximately 26% and contributed most to the fund's performance for the fiscal year. Utilities stocks also helped (+142%). Financials rose roughly 18%, boosted by the financial services industry (+27%), consumer staples gained 13%, lifted by the food, beverage & tobacco industry (+33%), and communication services advanced 33%. Other contributors included the real estate (+12%), consumer discretionary (+9%), industrials (+4%) and energy (+0%) sectors.
•In contrast, health care returned approximately -9% and detracted most. This group was hampered by the health care equipment & services industry (-19%). Materials (-3%) also hurt.
•Turning to individual stocks, the biggest contributor was Vistra (+172%), from the utilities sector. Within the same sector, NRG Energy (+106%) boosted the fund. In semiconductors & semiconductor equipment, Nvidia (+52%) and Broadcom (+87%) lifted the fund. Lastly, in software & services, Microsoft gained 29% and also helped.
•Conversely, the biggest detractor was Cabot (-14%), from the materials sector. Another notable detractor was Regeneron Pharmaceuticals (-35%), a stock in the pharmaceuticals, biotechnology & life sciences industry. Elevance Health (-29%) and Doximity (-19%), within the health care equipment & services group, hindered the fund. Lastly, Apple, within the technology hardware & equipment category, returned -6% and also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 5, 2019 through July 31, 2025. Initial investment of $10,000. Fidelity® Stocks for Inflation ETF $10,000 $9,812 $12,930 $13,580 $14,635 $18,380 $21,224 Fidelity Stocks for Inflation Factor Index℠ $10,000 $9,844 $13,016 $13,712 $14,821 $18,629 $21,551 Russell 1000® Index $10,000 $10,850 $14,969 $13,941 $15,746 $19,132 $22,296 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Stocks for Inflation ETF - NAV A 15.48% 16.69% 14.01% Fidelity Stocks for Inflation Factor Index℠A 15.68% 16.96% 14.31% Russell 1000® IndexA 16.54% 15.49% 14.99% A From November 5, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 05, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 226,291,324
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 308,027
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$226,291,324
Number of Holdings	100
Total Advisory Fee	$308,027
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Health Care 14.4 Consumer Staples 10.4 Financials 8.5 Energy 7.2 Materials 6.5 Utilities 6.5 Consumer Discretionary 6.1 Real Estate 4.7 Industrials 4.4 Communication Services 4.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.7 Ireland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Ireland - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.4 Microsoft Corp 5.9 Apple Inc 4.6 NRG Energy Inc 3.7 CF Industries Holdings Inc 3.6 Exxon Mobil Corp 3.2 Cabot Corp 2.9 Vistra Corp 2.8 Philip Morris International Inc 2.6 VICI Properties Inc 2.5 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small-Mid Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Small-Mid Multifactor ETF
Class Name	Fidelity® Small-Mid Multifactor ETF
Trading Symbol	FSMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small-Mid Multifactor ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small-Mid Multifactor ETF	$ 15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, industrials gained roughly 11% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+16%). Financials stocks also helped, gaining roughly 11%. The utilities sector rose 27%. Consumer discretionary (+4%) also contributed, lifted by the consumer services industry (+18%). Other contributors included the consumer staples (+7%), information technology (+2%) and communication services (+5%) sectors.
•Conversely, health care returned roughly -8% and detracted most. Energy (-10%) also hurt. Other detractors were the materials (-5%) sector and the real estate (-3%) sector, especially the equity real estate investment trusts industry (-3%).
•Turning to individual stocks, the biggest contributor was Tapestry (+174%), from the consumer durables & apparel group. In utilities, NRG Energy gained 106% and contributed. Interactive Brokers, within the financial services industry, gained 122% and helped. Hims & Hers Health (+319%), a stock in the health care equipment & services group, contributed. Lastly, Comfort Systems USA, within the capital goods group, gained roughly 113% and also contributed.
•In contrast, the biggest detractor was Sarepta Therapeutics (-88%), from the pharmaceuticals, biotechnology & life sciences industry. In consumer durables & apparel, TopBuild returned -37% and hurt. Another notable detractor was Onto Innovation (-50%), a stock in the semiconductors & semiconductor equipment industry. Another notable detractor was Teleflex (-45%), a stock in the health care equipment & services category. Lastly, SPS Commerce, within the software & services category, returned approximately -49% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 26, 2019 through July 31, 2025. Initial investment of $10,000. Fidelity® Small-Mid Multifactor ETF $10,000 $10,335 $9,829 $14,174 $13,841 $14,937 $17,791 Fidelity Small-Mid Multifactor Index℠ $10,000 $10,350 $9,866 $14,281 $13,993 $15,144 $18,079 Dow Jones U.S. Completion Total Stock Market Index℠ $10,000 $10,374 $10,905 $16,466 $12,868 $14,212 $16,338 Dow Jones U.S. Total Stock Market Index℠ $10,000 $10,689 $11,843 $16,453 $15,173 $17,088 $20,694 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Small-Mid Multifactor ETF - NAV A 4.08% 13.50% 10.05% Fidelity Small-Mid Multifactor Index℠A 4.18% 13.80% 10.35% Dow Jones U.S. Completion Total Stock Market Index℠A 11.61% 10.83% 9.79% Dow Jones U.S. Total Stock Market Index℠A 15.73% 15.12% 14.55% A From February 26, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,611,298,162
Holdings Count | shares	595
Advisory Fees Paid, Amount	$ 1,377,422
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,611,298,162
Number of Holdings	595
Total Advisory Fee	$1,377,422
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.6 Financials 18.3 Consumer Discretionary 12.6 Information Technology 11.1 Health Care 10.7 Real Estate 6.2 Materials 4.7 Energy 4.6 Consumer Staples 3.8 Communication Services 3.2 Utilities 3.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 97.9 United Kingdom 0.8 Bermuda 0.4 Puerto Rico 0.3 Thailand 0.3 Monaco 0.1 Canada 0.1 Ireland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 United Kingdom - 0.8 Bermuda - 0.4 Puerto Rico - 0.3 Thailand - 0.3 Monaco - 0.1 Canada - 0.1 Ireland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NRG Energy Inc 0.8 EMCOR Group Inc 0.6 Interactive Brokers Group Inc Class A 0.6 Tapestry Inc 0.5 Comfort Systems USA Inc 0.5 Expand Energy Corp 0.5 Live Nation Entertainment Inc 0.5 Insmed Inc 0.4 Anglogold Ashanti Plc 0.4 Smurfit WestRock PLC 0.4 5.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Small-Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Small-Mid Cap ETF
Class Name	Fidelity® Fundamental Small-Mid Cap ETF
Trading Symbol	FFSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Small-Mid Cap ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Small-Mid Cap ETF	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2500 Index for the fiscal year, especially within financials. Also hurting our result were picks in health care and materials.
•Not owning Robinhood Markets, a benchmark component that gained roughly 304%, was the largest individual relative detractor. The second-largest relative detractor was an overweight in Insight Enterprises (-47%). This period we increased our stake in Insight Enterprises. A non-benchmark stake in Molina Healthcare returned -51% and notably hurt. This period we increased our stake in Molina Healthcare.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picking in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IES Holdings (+108%). This was a position we established this period. The company was one of the fund's largest holdings at period end. A second notable relative contributor was an overweight in Brinker International (+135%). This period we increased our position in Brinker International. Another notable relative contributor was an overweight in Somnigroup International (+39%). This period we increased our position in Somnigroup International. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2025. Initial investment of $10,000. Fidelity® Fundamental Small-Mid Cap ETF $10,000 $11,436 $10,534 $11,484 $13,747 Russell 2500™ Index $10,000 $10,827 $9,607 $10,380 $11,736 Russell 3000® Index $10,000 $11,395 $10,557 $11,893 $14,399 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Fundamental Small-Mid Cap ETF - NAV A 3.05% 8.06% Russell 2500™ IndexA 4.28% 4.60% Russell 3000® IndexA 15.68% 12.03% A From February 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 710,326,137
Holdings Count | shares	189
Advisory Fees Paid, Amount	$ 1,927,243
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$710,326,137
Number of Holdings	189
Total Advisory Fee	$1,927,243
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.7 Financials 17.7 Information Technology 12.9 Consumer Discretionary 12.2 Health Care 9.4 Consumer Staples 5.3 Real Estate 5.3 Materials 5.3 Energy 4.2 Utilities 2.2 Communication Services 0.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 93.0 Canada 2.3 United Kingdom 2.0 Thailand 1.3 Israel 0.5 Puerto Rico 0.3 Japan 0.3 Netherlands 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Canada - 2.3 United Kingdom - 2.0 Thailand - 1.3 Israel - 0.5 Puerto Rico - 0.3 Japan - 0.3 Netherlands - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Somnigroup International Inc 1.9 TechnipFMC PLC 1.7 IES Holdings Inc 1.7 US Foods Holding Corp 1.6 Performance Food Group Co 1.5 ITT Inc 1.5 BJ's Wholesale Club Holdings Inc 1.4 SPX Technologies Inc 1.4 Fabrinet 1.3 Eagle Materials Inc 1.3 15.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Real Estate Investment ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment ETF
Class Name	Fidelity® Real Estate Investment ETF
Trading Symbol	FPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment ETF	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Index for the fiscal year, led by health care. Stock selection in the diversified REITs category also boosted the fund's relative performance. Also bolstering our relative result was an underweight in timber.
•The top individual relative contributor was an overweight in Ventas (+27%). The stock was one of our largest holdings this period. The second-largest relative contributor this period was avoiding Alexandria Real Estate Equities, an index component that returned -31%. An overweight in CBRE (+39%) also helped. The stock was among the fund's biggest holdings.
•In contrast, the biggest detractors from performance versus the real estate index were picks and an overweight in industrials. An underweight among diversified REITs also hampered the fund's result. Also detracting from our result were picks in free standing stocks.
•The largest individual relative detractor was an overweight in Americold Realty Trust (-44%). This period we increased our investment in Americold Realty Trust. The second-largest relative detractor was an underweight in Zillow (+63%). Not owning Simon Property Group, an index component that gained 12%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the self-storage industry and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2025. Initial investment of $10,000. Fidelity® Real Estate Investment ETF $10,000 $12,517 $12,307 $11,086 $12,216 MSCI US IMI Real Estate 25/50 Index $10,000 $12,325 $11,803 $10,663 $11,807 S&P 500® Index $10,000 $11,570 $11,033 $12,469 $15,231 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Real Estate Investment ETF - NAV A 3.02% 5.25% MSCI US IMI Real Estate 25/50 IndexA 2.63% 4.37% S&P 500® IndexA 16.33% 13.58% A From February 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,153,622
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 86,955
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$15,153,622
Number of Holdings	44
Total Advisory Fee	$86,955
Portfolio Turnover	38%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.0 Retail REITs 15.5 Industrial REITs 15.4 Residential REITs 14.0 Health Care REITs 11.3 Real Estate Management & Development 8.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 9.8 Prologis Inc 9.1 Welltower Inc 7.6 Equinix Inc 7.5 Kimco Realty Corp 4.6 NNN REIT Inc 4.2 Digital Realty Trust Inc 4.2 UDR Inc 4.0 CBRE Group Inc Class A 4.0 Public Storage Operating Co 3.9 58.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Quality Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Quality Factor ETF
Class Name	Fidelity® Quality Factor ETF
Trading Symbol	FQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Quality Factor ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Quality Factor ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained 18% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+39%). Communication services stocks also helped (+33%), benefiting from the media & entertainment industry (+34%). Financials rose 17%, consumer discretionary gained approximately 21%, and utilities advanced 59%. Other contributors included the industrials (+9%), consumer staples (+9%), energy (+6%) and health care (-1%) sectors.
•Conversely, materials returned roughly -3% and detracted most. Real estate (-1%) also hurt, hampered by the equity real estate investment trusts industry (-1%).
•Turning to individual stocks, the top contributor was Nvidia (+52%), from the semiconductors & semiconductor equipment category. From the same group, Broadcom gained approximately 87% and lifted the fund. Another notable contributor was Microsoft (+29%), a stock in the software & services group. Lastly, in media & entertainment, Meta Platforms (+64%) and Netflix (+73%) also contributed.
•In contrast, the biggest detractor was UnitedHealth Group (-46%), from the health care equipment & services industry. Within the same group, Intuitive Surgical returned approximately -19% and detracted. Another notable detractor was Apple (-6%), a stock in the technology hardware & equipment industry. Lastly, in software & services, Adobe (-35%) and Salesforce (-16%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2025. Initial investment of $10,000. Fidelity® Quality Factor ETF $10,000 $11,613 $13,581 $14,551 $16,044 $21,820 $20,776 $22,948 $27,615 $31,914 Fidelity U.S. Quality Factor Index℠ $10,000 $11,648 $13,664 $14,681 $16,233 $22,144 $21,143 $23,416 $28,228 $32,673 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Quality Factor ETF - NAV A 15.56% 14.74% 13.95% Fidelity U.S. Quality Factor Index℠A 15.75% 15.02% 14.25% Russell 1000® IndexA 16.54% 15.49% 14.61% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,052,718,959
Holdings Count | shares	129
Advisory Fees Paid, Amount	$ 1,580,687
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,052,718,959
Number of Holdings	129
Total Advisory Fee	$1,580,687
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Financials 13.9 Consumer Discretionary 11.1 Communication Services 9.3 Health Care 9.0 Industrials 9.0 Consumer Staples 5.3 Energy 3.1 Utilities 2.6 Materials 2.2 Real Estate 2.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Microsoft Corp 7.4 Apple Inc 5.8 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 3.1 Broadcom Inc 3.0 Berkshire Hathaway Inc Class B 2.0 JPMorgan Chase & Co 2.0 Visa Inc Class A 1.5 Home Depot Inc/The 1.4 38.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Core ETF
Class Name	Fidelity® Fundamental Large Cap Core ETF
Trading Symbol	FFLC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Large Cap Core ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Core ETF	$ 41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Security selection in industrials, primarily within the capital goods industry, also boosted the fund's relative performance. Also lifting the fund's relative result were picks and an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in GE Vernova (+270%). A second notable relative contributor was an overweight in Meta Platforms (+63%). The company was among the fund's biggest holdings. An underweight in Apple (-6%) also helped. The company was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary, primarily within the automobiles & components industry. An underweight in information technology also hampered the fund's result. Also detracting from our result was stock selection in utilities.
•The biggest individual relative detractor was an overweight in UnitedHealth Group (-56%). This period we increased our position in UnitedHealth Group. The second-largest relative detractor was our stake in Edison International (-27%). The stock was not held at period end. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained roughly 326%.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 2, 2020 through July 31, 2025. Initial investment of $10,000. Fidelity® Fundamental Large Cap Core ETF $10,000 $10,195 $14,786 $14,933 $18,122 $23,049 S&P 500® Index $10,000 $10,645 $14,525 $13,851 $15,654 $19,121 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Fundamental Large Cap Core ETF - NAV A 16.30% 21.33% 21.04% S&P 500® IndexA 16.33% 15.88% 16.74% A From June 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 796,671,270
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 2,458,714
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$796,671,270
Number of Holdings	100
Total Advisory Fee	$2,458,714
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.2 Financials 15.5 Industrials 13.0 Communication Services 11.4 Consumer Discretionary 8.8 Health Care 7.5 Energy 4.6 Consumer Staples 3.7 Materials 2.0 Utilities 1.9 Real Estate 1.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.1 Canada 1.6 Taiwan 1.4 Germany 1.1 Brazil 0.8 Belgium 0.5 Zambia 0.4 United Kingdom 0.3 China 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Canada - 1.6 Taiwan - 1.4 Germany - 1.1 Brazil - 0.8 Belgium - 0.5 Zambia - 0.4 United Kingdom - 0.3 China - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.4 Microsoft Corp 7.3 Meta Platforms Inc Class A 5.8 Amazon.com Inc 4.5 Alphabet Inc Class A 3.6 Apple Inc 3.2 Broadcom Inc 2.7 Wells Fargo & Co 2.4 Bank of America Corp 2.3 Exxon Mobil Corp 2.3 42.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Momentum Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Momentum Factor ETF
Class Name	Fidelity® Momentum Factor ETF
Trading Symbol	FDMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Momentum Factor ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Momentum Factor ETF	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained roughly 44% and contributed most to the fund's performance for the fiscal year. Financials stocks also helped (+27%). Industrials rose 33%, boosted by the capital goods industry (+50%), communication services gained approximately 34%, lifted by the media & entertainment industry (+39%), and consumer discretionary advanced about 23%. Other contributors included the utilities (+48%), consumer staples (+14%), real estate (+7%) and materials (+3%) sectors.
•Conversely, health care returned -16% and detracted most. Energy (-1%) also hurt.
•Turning to individual stocks, the top contributor was AppLovin (+348%), from the software & services industry. Within the same group, Microsoft (+29%) and Palantir Technologies (+207%) lifted the fund. Lastly, Nvidia (+53%) and Broadcom (+87%), from the semiconductors & semiconductor equipment industry, also lifted the fund.
•In contrast, the biggest detractor was Super Micro Computer (-74%), from the technology hardware & equipment category. From the same category, Apple (-7%) hindered the fund. In health care equipment & services, UnitedHealth Group (-37%) hindered the fund. Lastly, in semiconductors & semiconductor equipment, KLA (-25%) and Applied Materials (-20%) also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2025. Initial investment of $10,000. Fidelity® Momentum Factor ETF $10,000 $11,408 $13,543 $14,614 $16,231 $20,708 $19,217 $20,950 $27,012 $33,637 Fidelity U.S. Momentum Factor Index℠ $10,000 $11,443 $13,633 $14,749 $16,427 $21,025 $19,571 $21,399 $27,651 $34,492 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Momentum Factor ETF - NAV A 24.53% 15.69% 14.62% Fidelity U.S. Momentum Factor Index℠A 24.74% 15.99% 14.95% Russell 1000® IndexA 16.54% 15.49% 14.61% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 506,150,235
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 607,674
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$506,150,235
Number of Holdings	128
Total Advisory Fee	$607,674
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.2 Financials 13.5 Consumer Discretionary 10.5 Industrials 9.7 Communication Services 9.6 Health Care 8.7 Consumer Staples 4.9 Energy 2.9 Utilities 2.6 Real Estate 2.2 Materials 2.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.4 Canada 0.4 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Canada - 0.4 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.1 Microsoft Corp 7.4 Apple Inc 5.7 Amazon.com Inc 4.2 Meta Platforms Inc Class A 3.8 Broadcom Inc 3.1 JPMorgan Chase & Co 1.9 Tesla Inc 1.8 Berkshire Hathaway Inc Class B 1.8 Netflix Inc 1.6 39.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Magellan ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan℠ ETF
Class Name	Fidelity® Magellan℠ ETF
Trading Symbol	FMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan℠ ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan℠ ETF	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection and security selection both contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by stock picking in the information technology sector. Underweights in health care and energy also boosted the fund's relative performance.
•Not owning Apple, a benchmark component that returned -6%, was the top individual relative contributor, followed by an overweight in Broadcom (+85%), where we increased our position this period, making it one of our larger holdings. Outsized exposure to Amphenol (+67%) helped. We increased our position in the stock, making it one of the fund's more sizable holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Investment choices and an underweight in financials also hurt, along with an overweight in materials.
•The largest individual relative detractor was a non-benchmark stake in Novo Nordisk (-37%), a stock that was no longer held at period end. Our position in UnitedHealth Group (-45%) hurt as well. However, the stock was sold prior to July 31. Untimely ownership of Alphabet (+12%), which we sold during the period, further pressured performance.
•Notable changes in positioning include lower allocations to the health care and materials sectors, as well as greater exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2025. Initial investment of $10,000. Fidelity® Magellan℠ ETF $10,000 $11,565 $10,466 $11,221 $14,857 S&P 500® Index $10,000 $11,570 $11,033 $12,469 $15,231 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Magellan℠ ETF - NAV A 19.02% 13.53% S&P 500® IndexA 16.33% 13.58% A From February 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 273,655,724
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 1,091,085
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$273,655,724
Number of Holdings	51
Total Advisory Fee	$1,091,085
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.9 Industrials 18.2 Financials 16.0 Consumer Discretionary 12.2 Communication Services 8.2 Materials 2.8 Consumer Staples 1.7 Health Care 1.3 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 96.1 Taiwan 1.5 Brazil 1.2 Canada 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Taiwan - 1.5 Brazil - 1.2 Canada - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Microsoft Corp 9.0 Amazon.com Inc 5.8 Meta Platforms Inc Class A 4.8 Broadcom Inc 4.6 Netflix Inc 2.3 Visa Inc Class A 2.2 Amphenol Corp Class A 2.2 Mastercard Inc Class A 2.0 Cadence Design Systems Inc 2.0 44.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Low Volatility Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Volatility Factor ETF
Class Name	Fidelity® Low Volatility Factor ETF
Trading Symbol	FDLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low Volatility Factor ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Volatility Factor ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained 16% and contributed most to the fund's performance for the fiscal year, driven by the software & services industry (+22%). Financials, which gained 15%, also helped, as did consumer discretionary, which advanced approximately 16%, lifted by the consumer discretionary distribution & retail industry (+17%). The communication services sector rose 14%, while industrials gained about 6% and utilities advanced about 20%. Other contributors included the consumer staples (+7%), energy (+6%), materials (+2%) and real estate (+2%) sectors.
•In contrast, health care returned -16% and detracted most.
•Turning to individual stocks, the biggest contributor was Microsoft (+28%), from the software & services group. Within the same group, Oracle gained roughly 83% and contributed. Broadcom, within the semiconductors & semiconductor equipment category, gained 35% and lifted the fund. Amazon.com (+25%), a stock in the consumer discretionary distribution & retail category, lifted the fund. Lastly, in banks, JPMorgan Chase gained 42% and also helped.
•Conversely, the biggest detractor was UnitedHealth Group (-56%), from the health care equipment & services industry. Apple (-6%), from the technology hardware & equipment category, hurt the fund's performance. In pharmaceuticals, biotechnology & life sciences, Regeneron Pharmaceuticals (-49%) and Merck (-28%) hurt the fund's performance. Lastly, in financial services, Fiserv (-40%) also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2025. Initial investment of $10,000. Fidelity® Low Volatility Factor ETF $10,000 $11,295 $13,203 $15,077 $16,176 $20,851 $20,618 $22,465 $26,124 $28,578 Fidelity U.S. Low Volatility Factor Index℠ $10,000 $11,330 $13,289 $15,181 $16,329 $21,107 $20,933 $22,873 $26,642 $29,187 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Low Volatility Factor ETF - NAV A 9.39% 12.05% 12.54% Fidelity U.S. Low Volatility Factor Index℠A 9.55% 12.32% 12.81% Russell 1000® IndexA 16.54% 15.49% 14.61% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,235,881,122
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 1,899,551
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,235,881,122
Number of Holdings	128
Total Advisory Fee	$1,899,551
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.7 Financials 14.1 Consumer Discretionary 10.9 Communication Services 9.5 Industrials 9.4 Health Care 8.8 Consumer Staples 5.3 Energy 3.2 Utilities 2.4 Real Estate 2.3 Materials 2.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.1 Ireland 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Ireland - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 8.1 Apple Inc 6.3 Amazon.com Inc 4.3 Alphabet Inc Class A 4.3 Broadcom Inc 3.6 Oracle Corp 2.1 Berkshire Hathaway Inc Class B 2.1 JPMorgan Chase & Co 2.0 Visa Inc Class A 1.6 Cisco Systems Inc 1.5 35.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® High Dividend ETF
Class Name	Fidelity® High Dividend ETF
Trading Symbol	FDVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Dividend ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Dividend ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained roughly 25% and contributed most to the fund's performance for the fiscal year. Financials stocks also helped (+33%). Consumer staples rose about 13%, boosted by the food, beverage & tobacco industry (+19%), industrials gained 17%, lifted by the capital goods industry (+28%), and utilities advanced approximately 8%. Other contributors included the real estate (+4%), communication services (+16%), energy (+3%) and consumer discretionary (+3%) sectors.
•In contrast, health care returned approximately -7% and detracted most. This group was hampered by the health care equipment & services industry (-34%).
•Turning to individual stocks, the top contributor was Nvidia (+54%), from the semiconductors & semiconductor equipment category. Within the same industry, Broadcom (+88%) helped. Another notable contributor was Microsoft (+29%), a stock in the software & services group. ABN AMRO Bank, within the banks category, gained about 60% and helped. Lastly, in food, beverage & tobacco, Philip Morris International (+48%) also boosted the fund.
•Conversely, the biggest detractor was UnitedHealth Group (-56%), from the health care equipment & services group. Edison International (-31%), a stock in the utilities sector, hindered the fund. Another notable detractor was Devon Energy (-27%), a stock in the energy sector. In food, beverage & tobacco, PepsiCo (-17%) hurt the fund. Lastly, in technology hardware & equipment, Apple (-6%) also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2025. Initial investment of $10,000. Fidelity® High Dividend ETF $10,000 $10,961 $12,739 $13,269 $12,667 $18,040 $18,839 $21,140 $25,581 $29,090 Fidelity High Dividend Index℠ $10,000 $10,996 $12,826 $13,410 $12,818 $18,315 $19,188 $21,596 $26,186 $29,834 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® High Dividend ETF - NAV A 13.72% 18.09% 12.77% Fidelity High Dividend Index℠A 13.93% 18.41% 13.09% Russell 1000® IndexA 16.54% 15.49% 14.61% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,213,685,835
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 6,745,533
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$6,213,685,835
Number of Holdings	107
Total Advisory Fee	$6,745,533
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.6 Financials 21.6 Consumer Staples 12.5 Utilities 9.6 Energy 9.2 Real Estate 8.9 Consumer Discretionary 4.0 Health Care 3.2 Industrials 2.7 Communication Services 2.5 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 95.4 Netherlands 2.4 Sweden 1.3 Japan 0.3 Hong Kong 0.2 United Kingdom 0.2 Singapore 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Netherlands - 2.4 Sweden - 1.3 Japan - 0.3 Hong Kong - 0.2 United Kingdom - 0.2 Singapore - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.7 Microsoft Corp 6.0 Apple Inc 4.7 JPMorgan Chase & Co 2.7 Broadcom Inc 2.7 Visa Inc Class A 2.2 ABN AMRO Bank NV depository receipt 2.2 Philip Morris International Inc 2.2 Exxon Mobil Corp 2.0 Coca-Cola Co/The 1.9 33.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Growth ETF
Class Name	Fidelity® Fundamental Large Cap Growth ETF
Trading Symbol	FFLG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Large Cap Growth ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Growth ETF	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Growth Index for the fiscal year, especially in consumer discretionary. Picks and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result was an overweight in health care.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we increased our stake in Broadcom. The company was among our largest holdings at period end. A second notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained 489%. Another notable relative detractor was our non-benchmark stake in NXP Semiconductors (-18%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was an overweight in Robinhood Markets (+388%). A second notable relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Another relative contributor was an overweight in GE Vernova (+271%).
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2025. Initial investment of $10,000. Fidelity® Fundamental Large Cap Growth ETF $10,000 $10,582 $7,245 $8,970 $11,490 Russell 1000® Growth Index $10,000 $11,336 $9,984 $11,712 $14,866 Russell 1000® Index $10,000 $11,471 $10,683 $12,066 $14,661 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Fundamental Large Cap Growth ETF - NAV A 21.02% 7.61% Russell 1000® Growth IndexA 23.75% 14.53% Russell 1000® IndexA 16.54% 12.66% A From February 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 465,241,604
Holdings Count | shares	91
Advisory Fees Paid, Amount	$ 1,392,306
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$465,241,604
Number of Holdings	91
Total Advisory Fee	$1,392,306
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.1 Communication Services 15.2 Consumer Discretionary 14.2 Health Care 8.7 Financials 6.6 Industrials 5.6 Consumer Staples 2.1 Materials 0.9 Energy 0.5 Real Estate 0.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 94.7 Taiwan 1.9 Netherlands 1.3 Canada 1.1 Belgium 0.4 China 0.3 Germany 0.2 Brazil 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 1.9 Netherlands - 1.3 Canada - 1.1 Belgium - 0.4 China - 0.3 Germany - 0.2 Brazil - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.2 Microsoft Corp 10.2 Amazon.com Inc 8.2 Apple Inc 7.5 Meta Platforms Inc Class A 4.9 Alphabet Inc Class A 3.5 Netflix Inc 2.5 Mastercard Inc Class A 2.2 Alphabet Inc Class C 2.2 Broadcom Inc 2.1 59.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Dividend ETF for Rising Rates
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend ETF for Rising Rates
Class Name	Fidelity® Dividend ETF for Rising Rates
Trading Symbol	FDRR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend ETF for Rising Rates for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend ETF for Rising Rates	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained roughly 27% and contributed most to the fund's performance for the fiscal year. Financials stocks also helped (+34%). Industrials rose about 20%, boosted by the capital goods industry (+32%), communication services gained 16%, and consumer staples advanced approximately 11%. Other contributors included the utilities (+9%), consumer discretionary (+3%) and real estate (+3%) sectors.
•In contrast, health care returned -13% and detracted most. Materials (-13%) and energy (-3%) also hurt.
•Turning to individual stocks, the biggest contributor was Nvidia (+53%), from the semiconductors & semiconductor equipment group. Within the same industry, Broadcom (+87%) helped. Microsoft (+29%), from the software & services group, lifted the fund. Lastly, JPMorgan Chase (+43%) and ABN AMRO Bank (+60%), from the banks group, also contributed.
•Conversely, the biggest detractor was UnitedHealth Group (-56%), from the health care equipment & services category. Apple (-6%) and HP (-29%), within the technology hardware & equipment category, detracted. In pharmaceuticals, biotechnology & life sciences, Merck returned roughly -29% and hurt the fund. Lastly, in automobiles & components, Stellantis (-32%) also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2025. Initial investment of $10,000. Fidelity® Dividend ETF for Rising Rates $10,000 $11,485 $13,098 $13,896 $14,154 $19,471 $19,264 $20,838 $24,558 $28,239 Fidelity Dividend Index for Rising Rates℠ $10,000 $11,526 $13,195 $14,045 $14,341 $19,793 $19,650 $21,314 $25,156 $28,972 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Dividend ETF for Rising Rates - NAV A 14.99% 14.81% 12.39% Fidelity Dividend Index for Rising Rates℠A 15.17% 15.10% 12.71% Russell 1000® IndexA 16.54% 15.49% 14.61% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 584,028,393
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 829,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$584,028,393
Number of Holdings	116
Total Advisory Fee	$829,180
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.2 Financials 14.6 Consumer Discretionary 10.0 Industrials 9.6 Communication Services 9.1 Health Care 8.7 Consumer Staples 5.1 Energy 3.0 Utilities 2.3 Real Estate 2.2 Materials 1.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 93.9 Netherlands 2.0 Germany 0.8 Japan 0.7 Hong Kong 0.7 United Kingdom 0.7 Singapore 0.6 France 0.4 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Netherlands - 2.0 Germany - 0.8 Japan - 0.7 Hong Kong - 0.7 United Kingdom - 0.7 Singapore - 0.6 France - 0.4 Australia - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Microsoft Corp 7.8 Apple Inc 6.2 Alphabet Inc Class A 3.5 Broadcom Inc 3.5 Meta Platforms Inc Class A 2.9 JPMorgan Chase & Co 2.3 Eli Lilly & Co 1.6 Cisco Systems Inc 1.5 Johnson & Johnson 1.4 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value ETF
Class Name	Fidelity® Blue Chip Value ETF
Trading Symbol	FBCV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value ETF	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within the utilities sector. Picks in communication services also hampered the fund's result. Investment choices and an overweight in health care, especially in the health care equipment & services industry, hurt as well.
•The biggest individual relative detractor was our stake in Centene (-57%), a stock that was no longer held at period end. An overweight in Cigna (-22%), one of our largest holdings, also hurt. Outsized exposure to PG&E (-23%) further pressured performance. This period we decreased our position in the stock.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an underweight in materials. Picks in information technology also boosted relative performance, as did investment choices and an overweight in financials, primarily within the insurance industry.
•The top individual relative contributor was our stake in Thermo Fisher Scientific (+15%), an investment we established this period. An overweight in Deere (+42%) helped too. Outsized exposure to Cisco Systems (+44%), one of the fund's biggest holdings, was another plus.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to utilities stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 2, 2020 through July 31, 2025. Initial investment of $10,000. Fidelity® Blue Chip Value ETF $10,000 $10,123 $14,459 $14,642 $15,426 $17,157 Russell 1000® Value Index $10,000 $10,170 $14,169 $13,967 $15,124 $17,362 Russell 1000® Index $10,000 $10,678 $14,731 $13,719 $15,496 $18,828 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Blue Chip Value ETF - NAV A 5.53% 12.33% 12.18% Russell 1000® Value IndexA 8.79% 13.18% 13.10% Russell 1000® IndexA 16.54% 15.49% 16.43% A From June 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 127,498,968
Holdings Count | shares	118
Advisory Fees Paid, Amount	$ 737,387
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$127,498,968
Number of Holdings	118
Total Advisory Fee	$737,387
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 14.8 Health Care 10.2 Energy 9.0 Consumer Staples 8.7 Information Technology 8.3 Communication Services 7.9 Consumer Discretionary 7.8 Materials 3.8 Utilities 2.8 Real Estate 1.3 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 94.7 United Kingdom 3.1 Canada 1.9 Germany 0.1 Netherlands 0.1 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 3.1 Canada - 1.9 Germany - 0.1 Netherlands - 0.1 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 4.1 Alphabet Inc Class A 3.6 Bank of America Corp 3.0 Cisco Systems Inc 2.5 Shell PLC ADR 2.2 Wells Fargo & Co 2.1 The Travelers Companies, Inc. 2.1 Amazon.com Inc 2.0 Cigna Group/The 1.9 JPMorgan Chase & Co 1.8 25.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth ETF
Class Name	Fidelity® Blue Chip Growth ETF
Trading Symbol	FBCG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth ETF	$ 66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Growth Index for the fiscal year, especially within consumer discretionary. Stock selection and an underweight in health care also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The largest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A second notable relative detractor was an underweight in Broadcom (+85%). This period we increased our stake in Broadcom. The company was among the fund's biggest holdings. Another notable relative detractor was our non-benchmark stake in Snap (-29%). This period we increased our stake in Snap.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Stock picking and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+52%). The company was the fund's largest holding. A second notable relative contributor was an overweight in AppLovin (+407%). This period we increased our position in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The company was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 2, 2020 through July 31, 2025. Initial investment of $10,000. Fidelity® Blue Chip Growth ETF $10,000 $11,368 $16,387 $12,467 $15,639 $20,515 Russell 1000® Growth Index $10,000 $11,108 $15,182 $13,371 $15,685 $19,910 Russell 1000® Index $10,000 $10,678 $14,731 $13,719 $15,496 $18,828 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Blue Chip Growth ETF - NAV A 23.05% 17.30% 19.64% Russell 1000® Growth IndexA 23.75% 17.27% 19.08% Russell 1000® IndexA 16.54% 15.49% 16.43% A From June 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,649,894,191
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 19,339,502
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,649,894,191
Number of Holdings	197
Total Advisory Fee	$19,339,502
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Consumer Discretionary 18.2 Communication Services 16.1 Health Care 5.5 Industrials 4.6 Financials 4.5 Consumer Staples 1.8 Materials 1.0 Real Estate 0.6 Utilities 0.3 Energy 0.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.6 Canada 1.3 Taiwan 0.9 Netherlands 0.8 United Kingdom 0.3 India 0.3 Finland 0.2 Germany 0.2 China 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.6 Canada - 1.3 Taiwan - 0.9 Netherlands - 0.8 United Kingdom - 0.3 India - 0.3 Finland - 0.2 Germany - 0.2 China - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.4 Amazon.com Inc 8.6 Microsoft Corp 8.4 Apple Inc 7.7 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.9 Netflix Inc 3.0 Broadcom Inc 2.7 Eli Lilly & Co 2.2 Marvell Technology Inc 1.9 61.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Value ETF
Class Name	Fidelity® Fundamental Large Cap Value ETF
Trading Symbol	FFLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Large Cap Value ETF for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Value ETF	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Index for the fiscal year, especially in industrials. Also hurting our result were stock picks in communication services and utilities.
•The biggest individual relative detractor was our stake in Centene (-61%). The stock was not held at period end. The second-largest relative detractor was our stake in Edison International (-35%). The stock was not held at period end. Another notable relative detractor was an underweight in JPMorgan Chase (+42%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology. Stock selection in consumer staples and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Cisco Systems (+44%). This period we increased our position in Cisco Systems. The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in US Foods (+53%). This period we increased our position in US Foods. The company was one of the fund's largest holdings. Another notable relative contributor was our stake in Philip Morris International (+50%). This period we increased our position in Philip Morris International.
•Notable changes in positioning include increased exposure to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 22, 2024 through July 31, 2025. Initial investment of $10,000. Fidelity® Fundamental Large Cap Value ETF $10,023 $10,678 Russell 1000® Value Index $10,056 $10,858 Russell 1000® Index $10,032 $10,879 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Fundamental Large Cap Value ETF - NAV A 5.30% 8.49% Russell 1000® Value IndexA 8.79% 12.28% Russell 1000® IndexA 16.54% 17.94% A From February 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,493,196
Holdings Count | shares	125
Advisory Fees Paid, Amount	$ 28,056
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$10,493,196
Number of Holdings	125
Total Advisory Fee	$28,056
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.9 Industrials 12.8 Information Technology 10.9 Health Care 10.8 Energy 8.9 Consumer Staples 7.6 Communication Services 7.1 Consumer Discretionary 6.4 Real Estate 4.9 Materials 4.3 Utilities 4.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 96.1 Canada 1.3 United Kingdom 1.0 Taiwan 0.9 Spain 0.6 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Canada - 1.3 United Kingdom - 1.0 Taiwan - 0.9 Spain - 0.6 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 4.0 Cisco Systems Inc 3.9 Alphabet Inc Class A 3.6 Wells Fargo & Co 3.5 Bank of America Corp 3.2 Hartford Insurance Group Inc/The 3.0 The Travelers Companies, Inc. 2.7 US Foods Holding Corp 2.4 Shell PLC ADR 2.1 Welltower Inc 2.0 30.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec